COMMITMENTS AND CONTINGENCIES (Legal and Tax Contingencies) (Details) (USD $) In Thousands, unless otherwise specified			1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2009 Brazilian Tax Authority [Member]	Dec. 31, 2012 Brazilian Tax Authority [Member]	Dec. 31, 2003 Brazilian Tax Authority [Member]	Dec. 31, 2011 Brazilian Tax Authority [Member]	Nov. 30, 2009 Litigation One [Member]	Dec. 31, 2012 Pending And Threatened Litigation [Member]	Dec. 31, 2011 Pending And Threatened Litigation [Member]
Loss Contingencies [Line Items]
Damages being sought			$ 1,530	$ 13,584	$ 4,000		$ 12,400
Estimated maximum loss from contingency				26,102		29,726		2,269	4,450
Accrual for loss contingency	$ 8,070	$ 10,728		$ 7,122		$ 9,649		$ 949	$ 1,079